Balances and Transactions with Related Parties (Details 3) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key management personnel of entity or parent [Member]
Disclosure of transactions between related parties [line items]
Research and development expenses	₪ 2,107	₪ 634	₪ 1,063
General and administrative expenses	2,254	2,014	2,317
Total	4,361	2,648	3,380
Key management personnel of entity or parent [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Research and development expenses	562
General and administrative expenses	601
Total	1,163
Related Party [Member]
Disclosure of transactions between related parties [line items]
Research and development expenses	913	2,661	1,544
General and administrative expenses	3,517	2,507	1,116
Total	4,430	₪ 5,168	₪ 2,660
Related Party [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Research and development expenses	244
General and administrative expenses	938
Total	₪ 1,182